Trade receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables and contract assets
Summary of Financial Assets

Trade receivables	As of December 31,
in €‘000	2024	2023
Trade receivables	88,719	80,861
Allowance for expected credit losses	(11,613)	(9,615)
Total	77,106	71,246

The following table represents the composition of contract assets:

Contract assets	As of December 31,
in €‘000	2024	2023
Contract assets	94,686	61,220
Allowance for expected credit losses	(1,124)	(351)
Total	93,562	60,869

Summary of expected credit losses for Trade receivables and contract assets

in €‘000	2024	2023
Balance as of January 1,	(9,966)	(5,620)
Provision for expected credit losses	(7,402)	(7,160)
Net amounts recovered	1,086	183
Write-offs	3,674	2,559
Other	(129)	72
Balance as of December 31,	(12,737)	(9,966)